PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets

	As of December 31,
	2019	2020
	RMB	RMB	US$
Prepaid expenses	878,155	884,156	135,503
Tax recoverables	570,913	879,237	134,749
Deposits	17,391	31,774	4,870
Loan to third parties	73,557	19,107	2,928
Interest receivables	14,359	1,484	227
Staff advances	1,866	968	148
Others	61,908	49,458	7,580
	1,618,149	1,866,184	286,005